Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Class A, Class B, Class C

Supplement dated May 9, 2008, to the Prospectuses dated April 1, 2008, as previously supplemented April 28, 2008, April 11, 2008, and April 8, 2008.

Administrator Class

Supplement dated May 9, 2008, to the Prospectuses dated April 1, 2008, as previously supplemented April 8, 2008.

Institutional Class

Supplement dated May 9, 2008, to the Prospectuses dated April 1, 2008.

Investor Class

Supplement dated May 9, 2008, to the Prospectuses dated November 1, 2007, as previously supplemented

February 28, 2008.

This supplement contains important information about the above referenced Funds.

Effective immediately, Robert J. Miller of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Intermediate Tax-Free Fund and the Wells Fargo Advantage Municipal Bond Fund, joining Lyle J. Fitterer, CFA, CPA, as a portfolio manager for the Funds.

The biographical description of Mr. Miller is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

Mr. Miller is jointly responsible for managing the Intermediate Tax-Free Fund and the Municipal Bond Fund, both of which he has managed since 2008. Mr. Miller joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm’s flagship Tax-Free Bond Fund as well as the firm’s Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. Education: B.A., Business Administration with an emphasis in finance, San Jose State University; MBA, New York University Leonard N. Stern School of Business.

MIIT058/P1104SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Supplement dated May 9, 2008, to the Statement of Additional Information dated April 1, 2008.

INTERMEDIATE TAX-FREE FUND

MUNICIPAL BOND FUND

Effective May 9, 2008, Robert J. Miller serves as co-portfolio manager of the Funds. The section “Portfolio Managers” beginning on page 41 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Managers	Accounts	Managed	Accounts	Managed	Accounts	Managed
Robert J. Miller	1	$0	1	$134.9M	13	$30.5M

This information is as of May 7, 2008. As of this date, Robert J. Miller did not manage any accounts for which the advisory fee was based on the performance of such accounts, nor had any beneficial ownership in equity securities of the Funds.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM – SERIES M

Supplement dated May 9, 2008, to the Prospectus dated April 15, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Robert J. Miller of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Managed Account CoreBuilder Shares - Series M, joining Lyle J. Fitterer, CFA, CPA, as a portfolio manager for the Fund.

The biographical description of Mr. Miller is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

Mr. Miller is jointly responsible for managing the Wells Fargo CoreBuilder Shares - Series M, which he has managed since 2008. Mr. Miller joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm’s flagship Tax-Free Bond Fund as well as the firm’s Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. Education: B.A., Business Administration with an emphasis in finance, San Jose State University; MBA, New York University Leonard N. Stern School of Business.

CBM058/P1516SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM – SERIES M

Supplement dated May 9, 2008, to the Statement of Additional Information dated April 15, 2008.

Effective May 9, 2008, Robert J. Miller serves as co-portfolio manager of the Fund. The section “Portfolio Managers” beginning on page 19 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Manager, not including the Fund. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Managers	Accounts	Managed	Accounts	Managed	Accounts	Managed
Robert J. Miller	2	$879.4M	1	$134.9M	13	$30.5M

This information is as of May 7, 2008. As of this date, Robert J. Miller did not manage any accounts for which the advisory fee was based on the performance of such accounts, nor had any beneficial ownership in equity securities of the Fund.